FINANCE COSTS—NET (Details) - EUR (€) € in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [line items]
Interest received			€ 0	€ 7	€ 7
Finance income			0	7	7
Interest expense on borrowings			(124)	(118)	(147)
Expenses on factoring arrangements			(19)	(18)	(16)
Interest expense on leases			(13)
Interest expense on leases				(5)	(3)
Net loss on settlement of debt			0	0	91
Total			13	28	(79)
Realized and unrealized exchange (losses) / gains on financing activities - net			(3)	(22)	91
Interest cost on pension and other benefits			(16)	(15)	(17)
Other finance expenses			(16)	(10)	(12)
Capitalized borrowing costs			3	4	7
Finance expenses			(175)	(156)	(267)
Finance costs - net			€ (175)	€ (149)	(260)
Exit fees					€ 88
Capitalisation rate			6.00%	6.00%	6.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Net loss on settlement of debt	€ 78
Interest expense on debt instruments issued			€ 115	€ 113
Pan US ABL Facility
Analysis of income and expense [line items]
Interest expense on debt instruments issued			€ 7
Muscle Shoals' Senior Notes
Analysis of income and expense [line items]
Net loss on settlement of debt		€ 13
Interest expense on debt instruments issued				4
Constellium UACJ loan modification
Analysis of income and expense [line items]
Other finance expenses				€ (6)